UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-9539
                                                     --------

                     Colonial New York Insured Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


COLONIAL NEW YORK INSURED MUNICIPAL FUND

[PHOTO OF BRIDGE]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE




SEMIANNUAL REPORT
MAY 31, 2004

PRESIDENT'S MESSAGE


July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial New York Insured Municipal Fund became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG")to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial New York Insured Municipal Fund, and for giving us the opportunity to help you build a strong financial future.

Sincerely,



/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                      J. Kevin Connaughton
Chairman, Board of Trustees             President


J. Kevin Connaughton was named president of Colonial New York Insured Municipal Fund on February 27, 2004.



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:


PRICE PER SHARE AS OF 05/31/04 ($)

Net asset value          15.11
------------------------------
Market price             13.85
------------------------------


SIX-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/04 (%)

Net asset value          -1.82
------------------------------
Market price             -8.60
------------------------------
Lipper New York Insured
Municipal Debt Funds
Category average         -1.78
------------------------------
All results shown assume reinvestment of distributions.


DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/03-05/31/04 ($)

                          0.50
------------------------------

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the Fund's ordinary income, and any market discount is taxable when distributed.


TOP 5 SECTORS AS OF 05/31/04 (%)

Education                 17.9
------------------------------
Refunded/escrowed         15.5
------------------------------
Hospitals                  9.8
------------------------------
Airports                   7.8
------------------------------
Special non-property tax   7.4
------------------------------


QUALITY BREAKDOWN
AS OF 05/31/04 (%)

AAA                       87.3
------------------------------
AA                         5.8
------------------------------
A                          1.5
------------------------------
BBB                        2.4
------------------------------
BB                         0.3
------------------------------
CCC                        0.2
------------------------------
Non-rated                  2.5
------------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the fund is actively managed, there is no guarantee that the fund will continue to invest in these sectors or maintain this quality breakdown in the future.





For the six-month period ended May 31, 2004, Colonial New York Insured Municipal Fund returned negative 1.82% based on investment at net asset value. In a period that was generally unfavorable to all bond sectors, the fund's return was in line with the average return of the fund's peer group, the Lipper New York Insured Municipal Debt Funds Category, which was negative 1.78%.1

The fund's return was hampered by its large exposure to bonds maturing in 15 to 20 years. As interest rates rose in the spring, these bonds underperformed their shorter-maturity counterparts. Rising rates also hurt the fund's position in non-callable bonds, including zero-coupon bonds, most of which have a maturity of 15 years or longer. Zero coupon bonds are also more sensitive to changes in interest rates.

For the six-month period ended May 31, 2004, the fund had a return of negative 8.60%, based on its market price, as the discount to net asset value increased. Fears that short-term interest rates would rise and hurt the fund's high dividend yield put pressure on the stock's price. In addition, during the period, the fund was trading at a reasonably large premium which may have prompted holders to sell and capture some of that premium.

FUND MAINTAINED COMPETITIVE YIELD
We maintained a competitive yield for the fund because we did not buy many bonds when interest rates were substantially lower. The fund also benefited from its position in high-yield bonds. These bonds tend to be more sensitive to economic activity and less sensitive to changes in interest rates. As a result, they held up better than other types of bonds when interest rates rose. In addition, they provided the fund with higher income than higher-quality bonds.

Leveraged positions also added to the fund's income during the period as short-term rates remained low. We have, in effect, "borrowed against" the fund's investment positions by issuing preferred shares, which pay out a short-term variable rate. When those preferred shares were issued in 1999, we invested the proceeds in bonds with longer maturities. During this reporting period, the payout rate of preferred shares was lower than the yield the fund earned from those longer-maturity bonds and that added to the fund's income. However, the use of leverage also increases the likelihood of share price volatility and market risk.

1 Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the fund.

NEW YORK STANDS TO BENEFIT FROM AN IMPROVING ECONOMY, BUT STILL FACES CHALLENGES Although the state of New York ended its last fiscal year with a $345 million surplus, a major part of this surplus was the product of non-recurring items. Of the spending cuts proposed by the governor for the next fiscal year, the vast majority are one-time, non-recurring items. As a result, New York still faces significant challenges. While the state should continue to benefit from an improving economy, its budget problems and heavy debt load leave it with an uncertain future.

Against this backdrop, we plan to focus on bonds with dedicated revenue streams that continue to offer good value and tend to be less affected by the state's fiscal problems. For example, we expect essential services bonds, such as those issued by water and sewer authorities, to continue to make up an important part of the portfolio. Along the same lines, we will most likely continue to avoid issues that depend on state appropriations.

/s/ Kimberly A. Campbell

Kimberly Campbell has managed the Colonial New York Insured Municipal Fund since October 2003. During the period March 2004 to April 2004, Ms. Campbell was on a leave of absence. In addition to serving as portfolio manager of the fund, Ms. Campbell was chief trader for municipal investments of Columbia Management Advisors, Inc. or its predecessors since 1995.

Past performance is no guarantee of future investment results. Current performance may be higher or lower than the performance data quoted.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the fund shares will be affected by interest rate changes and the creditworthiness of issues held in the fund. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates.

Single-state municipal bond funds pose additional risks due to limited geographical diversification. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

INVESTMENT PORTFOLIO

May 31, 2004 (New York unless otherwise stated) (Unaudited)


MUNICIPAL BONDS - 98.3%              PAR ($)    VALUE ($)
---------------------------------------------------------

EDUCATION - 17.9%

Niagara County Industrial Development
   Agency, Niagara University,
   Series 2001 A,
     5.350% 11/01/23                 1,000,000    1,025,300
Schenectady Industrial Development
   Agency, Union College,
   Series 1999 A,
     5.450% 12/01/29                 1,000,000    1,032,220
St. Lawrence County Industrial
   Development Agency, St. Lawrence
   University, Series 1998 A,
     5.375% 07/01/18                   700,000      746,767
State Dormitory Authority:
   Cooper Union, Series 1999,
     6.000% 07/01/19                 1,000,000    1,113,120
   New York University:
   Series 1998 A,
     5.750% 07/01/27                 1,500,000    1,675,050
   Series 2001,
     5.500% 07/01/22                   690,000      761,187
   Pratt Institute, Series 1999,
     6.000% 07/01/28                   500,000      529,325
                                                -----------
                               EDUCATION TOTAL    6,882,969
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 13.9%
CONGREGATE CARE RETIREMENT - 1.4%
State Dormitory Authority,
   Miriam Osborn Memorial Home,
   Series 2000 B,
     6.875% 07/01/19                   300,000      332,814
Suffolk County Industrial Development
   Agency, Jefferson Ferry,
   Series 1999 A,
     7.200% 11/01/19                   200,000      207,972
                                                -----------
              Congregate Care Retirement Total      540,786
                                                -----------

HOSPITALS - 9.8%
State Dormitory Authority:
   Memorial Sloan Center,
   Series 2003 1,
     (a) 07/01/25                    1,000,000      330,410
   New Island Hospital,
   Series 1999 B,
     5.750% 07/01/19                 1,000,000    1,064,710
   New York Methodist Hospital,
     5.250% 07/01/18                   250,000      254,695
   Sloan Kettering Cancer Center,
   Series 1998,
     5.500% 07/01/23                 1,000,000    1,086,820
   St. Francis Hospital,
   Series 1999 A,
     5.500% 07/01/29                 1,000,000    1,030,340
                                                -----------
                               Hospitals Total    3,766,975
                                                -----------





                                     PAR ($)    VALUE ($)
-----------------------------------------------------------

NURSING HOMES - 2.7%
Syracuse Housing Authority,
   Loretto Rest, Series 1997 A,
     5.700% 08/01/27                 1,000,000    1,051,560
                                                -----------
                           Nursing Homes Total    1,051,560
                                                -----------
                             HEALTH CARE TOTAL    5,359,321
                                                -----------

-----------------------------------------------------------
HOUSING - 3.8%
ASSISTED LIVING/SENIOR - 2.1%
Huntington Housing Authority,
   Gurwin Jewish Senior Center,
   Series 1999,
     6.000% 05/01/29                   200,000      181,738
State Dormitory Authority,
   Willow Towers, Inc., Series 2002,
     5.250% 02/01/22                   500,000      513,050
Suffolk County Industrial Development
   Agency, Gurwin Jewish Phase II,
     6.700% 05/01/39                   100,000       99,986
                                                -----------
                  Assisted Living/Senior Total      794,774
                                                -----------

SINGLE FAMILY - 1.7%
State Mortgage Agency,
   Series 1999 8-2, AMT,
     5.650% 04/01/30                   650,000      668,772
                                                -----------
                           Single Family Total      668,772
                                                -----------
                                 HOUSING TOTAL    1,463,546
                                                -----------

-----------------------------------------------------------
OTHER - 17.0%
POOL/BOND BANK - 1.5%
State Environmental Facilities Corp.,
   Series 2000 B,
     5.700% 07/15/22                   525,000      568,312
                                                -----------
                          Pool/Bond Bank Total      568,312
                                                -----------

REFUNDED/ESCROWED (b) - 15.5%
Albany Municipal Water Finance Authority,
   Series 2000 A,
     6.375% 12/01/17                   200,000      232,886
Metropolitan Transportation Authority,
   Series 1998 A,
     5.250% 07/01/28 (c)             1,000,000    1,103,410
PR Commonwealth of Puerto Rico,
   Series 1997,
     5.375% 07/01/25                   500,000      541,880
State Dormitory Authority,
   State University of New York,
   Series 1999 C,
     5.500% 07/01/29                 1,200,000    1,340,100
State Environmental Facilities Corp.,
   Series 2000 B,
     5.700% 07/15/22                    15,000       16,913
State Urban Development Corp.,
   Series 1999 C,
     5.000% 03/15/23                 1,000,000    1,130,960



See notes to investment portfolio.

May 31, 2004 (New York unless otherwise stated) (Unaudited)



MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
----------------------------------------------------------

OTHER (CONTINUED)

REFUNDED/ESCROWED (b) (CONTINUED)
Triborough Bridge & Tunnel Authority,
   Series 1992 Y,
     6.125% 01/01/21                 1,390,000    1,620,504
                                                -----------
                       Refunded/Escrowed Total    5,986,653
                                                -----------
                                   OTHER TOTAL    6,554,965
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 1.4%
RECREATION - 1.4%
New York City Cultural Trust,
   American Museum of Natural History,
   Series 1997 A,
     5.650% 04/01/22                   500,000      531,635
                                                -----------
                              Recreation Total      531,635
                                                -----------
                           OTHER REVENUE TOTAL      531,635
                                                -----------

-----------------------------------------------------------
TAX-BACKED - 14.0%
LOCAL GENERAL OBLIGATIONS - 5.2%
New York City:
   Series 1996 G,
     6.750% 02/01/09                 1,000,000    1,149,350
   Series 1998 D,
     5.250% 08/01/21                   500,000      520,720
PR Commonwealth of Puerto Rico,
   Municipal Finance Agency,
   Series 1999 A,
     5.500% 08/01/23                   300,000      317,577
                                                -----------
               Local General Obligations Total    1,987,647
                                                -----------

SPECIAL NON-PROPERTY TAX - 7.4%
Metropolitan Transportation Authority,
   Series A,
     5.250% 11/15/18                   400,000      436,092
PR Commonwealth of Puerto Rico,
   Public Building Authority,
   Series 1997 B,
     5.000% 07/01/27                 1,000,000    1,002,180
State Urban Development Corp.,
   Personal Income Tax,
     5.000% 03/15/23                 1,000,000    1,013,430
VI Virgin Islands Public Finance
   Authority, Series 1999,
     6.500% 10/01/24                   350,000      389,837
                                                -----------
                Special Non-Property Tax Total    2,841,539
                                                -----------

STATE APPROPRIATED - 1.4%
Metropolitan Transportation Authority,
   Series 2002,
     5.500% 07/01/17                   500,000      555,325
                                                -----------
                      State Appropriated Total      555,325
                                                -----------
                              TAX-BACKED TOTAL    5,384,511
                                                -----------





                                     PAR ($)    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION - 19.1%
AIR TRANSPORTATION - 0.4%
New York City Industrial
   Development Agency:
   British Airways PLC, Series 2002, AMT,
     7.625% 12/01/32                   100,000       97,202
   JFK International Airport, American
   Airlines, Series 2002 B, AMT,
     8.500% 08/01/28                   100,000       75,805
                                                -----------
                      Air Transportation Total      173,007
                                                -----------

AIRPORTS - 7.8%
Albany County Airport Authority,
   Series 1997, AMT,
     5.500% 12/15/19                 1,500,000    1,592,055
Niagara Frontier Transportation Authority,
   Series 1999 A, AMT,
     5.625% 04/01/29                 1,350,000    1,393,051
                                                -----------
                                Airports Total    2,985,106
                                                -----------

TOLL FACILITIES - 5.5%
New York Thruway Authority,
   Second General Highway & Bridge,
   Series A,
     5.000% 04/01/21                 1,000,000    1,023,360
Triborough Bridge & Tunnel Authority,
   Series 2002:
     5.500% 11/15/18                   480,000      536,050
     5.500% 11/15/20                   500,000      555,845
                                                -----------
                         Toll Facilities Total    2,115,255
                                                -----------

TRANSPORTATION - 5.4%
Metropolitan Transportation Authority:
   Series 2002 A,
     5.000% 11/15/30                   500,000      493,485
   Series 2002 E,
     5.500% 11/15/15                   500,000      558,170
New York City Transportation Authority,
   Series 1999 A,
     5.250% 01/01/29                 1,000,000    1,010,490
                                                -----------
                          Transportation Total    2,062,145
                                                -----------
                          TRANSPORTATION TOTAL    7,335,513
                                                -----------

-----------------------------------------------------------
UTILITY - 11.2%
INDEPENDENT POWER PRODUCERS - 1.9%
New York City Industrial Development
   Agency, Brooklyn Navy Yard Partners,
   Series 1997, AMT,
     5.650% 10/01/28                   300,000      266,340
Port Authority of New York & New Jersey,
   KIAC Partners, Series 1996 IV, AMT,
     6.750% 10/01/19                   200,000      202,336




 See notes to investment portfolio.

May 31, 2004 (New York unless otherwise stated) (Unaudited)



MUNICIPAL BONDS (CONTINUED)          PAR ($)    VALUE ($)
----------------------------------------------------------
UTILITY (CONTINUED)
INDEPENDENT POWER PRODUCERS (CONTINUED)
PR Commonwealth of Puerto Rico
   Industrial, Educational, Medical
   & Environmental Cogeneration
   Facilities, AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   250,000      259,048
                                                -----------
             Independent Power Producers Total      727,724
                                                -----------

MUNICIPAL ELECTRIC - 5.2%
Long Island Power Authority:
   Series 1998 A,
     5.250% 12/01/26                 1,000,000    1,010,770
   Series 2000 A,
     (a) 06/01/19                    2,000,000      972,840
                                                -----------
                      Municipal Electric Total    1,983,610
                                                -----------

WATER & SEWER - 4.1%
Buffalo Municipal Water Finance
   Authority, Series 1999,
     6.000% 07/01/29                 1,450,000    1,589,881
                                                -----------
                           Water & Sewer Total    1,589,881
                                                -----------
                                 UTILITY TOTAL    4,301,215
                                                -----------

TOTAL MUNICIPAL BONDS - 98.3%
   (cost of $34,973,120) (d)                     37,813,675
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 1.7%              667,875
-----------------------------------------------------------
NET ASSETS* - 100.0%                             38,481,550
                                                -----------



NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------

*   Net assets represent both Common Shares and Auction Preferred Shares.

(a) Zero coupon bond.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c) A portion of this security with a market value of $1,059,724 pledged as collateral for open futures contracts.
(d) Cost for federal income tax purposes is $34,906,693.

At May 31, 2004, the Fund held the following open short futures contracts:

                          Aggregate  Expiration Unrealized
     Type        Value   Face Value     Date   Appreciation
-----------------------------------------------------------
10-Year U.S.
   Treasury
   Note      $5,713,496   $5,915,932   Jun-2004   $202,436
                                                  --------

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. A list of these insurers at May 31, 2004 is as follows:

                                                % of Total
         Insurer                                Investments
-----------------------------------------------------------
MBIA Insurance Corp.                              41.4
Ambac Assurance Corp.                             15.7
Financial Security Assurance, Inc.                14.6
Financial Guaranty Insurance Corp.                 6.1
Radian Asset Assurance, Inc.                       4.1
Federal Housing Administration                     2.8
GNMA Collateralized                                1.4
ACA Financial Guaranty Corp.                       0.9
                                                ------
                                                  87.0
                                                ------

            ACRONYM                     NAME
        ---------------    -------------------------------
              AMT              Alternative Minimum Tax

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)



ASSETS:

Investments, at cost                           $ 34,973,120
                                               ------------
Investments, at value                          $ 37,813,675
Cash                                                 31,625
Receivable for:
   Interest                                         653,643
   Futures variation margin                          26,813
Expense reimbursement due from
   Investment Advisor                                15,075
Deferred Trustees' compensation plan                  2,956
Other assets                                          1,110
                                               ------------
   Total Assets                                  38,544,897
                                               ------------

LIABILITIES:
Payable for:
   Distributions-- preferred shares                   1,626
   Preferred shares remarketing commissions             386
   Investment advisory fee                           11,508
   Pricing and bookkeeping fees                       1,759
   Custody fee                                        3,006
   Audit fee                                         25,512
   Transfer agent fee                                 2,814
   Legal fee                                         13,780
Deferred Trustees' fees                               2,956
                                               ------------
   Total Liabilities                                 63,347
                                               ------------

Auction Preferred Shares (564 shares issued
   and outstanding at $25,000 per share)         14,100,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital-- common shares                $ 22,796,431
Undistributed net investment income                  70,901
Accumulated net realized loss                    (1,528,773)
Net unrealized appreciation on:
   Investments                                    2,840,555
   Futures contracts                                202,436
                                               ------------
Net assets at value applicable to 1,613,722
   common shares of beneficial interest
   outstanding                                 $ 24,381,550
                                               ============

Net asset value per common share               $      15.11
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)



INVESTMENT INCOME:

Interest                                       $    972,585
                                               ------------

EXPENSES:
Investment advisory fee                             128,590
Transfer agent fee                                   16,350
Pricing and bookkeeping fees                         26,434
Trustees' fees                                        2,311
Preferred shares remarketing commissions             17,693
Custody fee                                           5,282
Audit fee                                            18,311
Other expenses                                       23,493
                                               ------------
   Total Expenses                                   238,464
Fees and expenses waived or reimbursed
   by Investment Advisor                           (127,591)
Custody earnings credit                              (1,702)
                                               ------------
   Net Expenses                                     109,171
                                               ------------
Net Investment Income                               863,414
                                               ------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                      387,525
   Futures contracts                               (170,913)
                                               ------------
      Net realized gain                             216,612
                                               ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                   (1,672,751)
   Futures contracts                                194,443
                                               ------------
      Net change in unrealized
        appreciation/depreciation                (1,478,308)
                                               ------------
Net Loss                                         (1,261,696)
                                               ------------
Net Decrease in Net Assets from Operations         (398,282)
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                          (62,058)
                                               ------------
Net Decrease in Net Assets from Operations
   Applicable to Common Shares                 $   (460,340)
                                               ------------




See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:   2004          2003
-----------------------------------------------------------
OPERATIONS:
Net investment income            $   863,414    $ 1,791,101
Net realized gain (loss) on
   investments, futures contracts
   and written options               216,612       (724,866)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts              (1,478,308)     1,187,599
                                 -----------    -----------
Net Increase (Decrease)
   from Operations                  (398,282)     2,253,834
                                 -----------    -----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income           (62,058)      (131,449)
                                 -----------    -----------
Net Increase (Decrease) in
   Net Assets from Operations
   Applicable to Common Shares      (460,340)     2,122,385
                                 -----------    -----------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income          (806,646)    (1,711,933)
                                 -----------    -----------
SHARE TRANSACTIONS:
Distributions reinvested -
   common shares                      15,217         48,187
                                 -----------    -----------
Total Increase (Decrease) in
   Net Assets Applicable
   to Common Shares               (1,251,769)       458,639
NET ASSETS APPLICABLE TO
   COMMON SHARES:
Beginning of period               25,633,319     25,174,680
                                 -----------    -----------
End of period (including
   undistributed net investment
   income of $70,901 and
   $76,191, respectively)        $24,381,550    $25,633,319
                                 -----------    -----------




                                  (UNAUDITED)
                                  SIX MONTHS
                                     ENDED      YEAR ENDED
                                    MAY 31,    NOVEMBER 30,
NUMBER OF FUND SHARES:               2004          2003
------------------------------------------------------------
Common Shares:
Issued for distributions reinvested      943          3,036
Outstanding at:
   Beginning of period             1,612,779      1,609,743
                                 -----------    -----------
   End of period                   1,613,722      1,612,779
                                 -----------    -----------

Preferred Shares:
Outstanding at end of period             564            564
                                 -----------    -----------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION

Colonial New York Insured Municipal Fund (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL
The Fund seeks to provide current income generally exempt from ordinary federal income tax and New York State and City personal income tax.

FUND SHARES

The Fund may issue an unlimited number of common shares. On December 20, 1999, the Fund issued 564 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

May 31, 2004 (Unaudited)


FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004, was 1.05%. For the six months ended May 31, 2004, the Fund declared dividends to Auction Preferred shareholders amounting to $62,058, representing an average APS dividend rate of 0.88%.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows:

Distributions paid from:
     Tax-Exempt Income                           $1,843,382
     Ordinary Income*                                    --
     Long-Term Capital Gains                             --

   * For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                       $3,311,426
   Unrealized depreciation                         (404,444)
                                                 ----------
     Net unrealized appreciation                 $2,906,982
                                                 ==========

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

           YEAR OF                    CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
           ---------                  ------------
             2008                         $265,521
             2011                          450,279
                                          --------
                                          $715,800
                                          --------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Fund. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Fund's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Fund in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund's average weekly net assets, including assets applicable to the APS. Through November 30, 2004, Columbia has contractually agreed to waive a portion of its investment advisory fee so that such fees will not exceed 0.35% annually.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000 paid monthly, and in any month that the Fund's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Fund for that month. The Fund also pays additional fees for pricing services based on the number of securities held by the Fund. For the six months ended May 31, 2004, the Fund's annualized effective pricing and bookkeeping fee rate was 0.134%.

FEE WAIVERS
Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) would not exceed 0.20% annually of the Fund's average weekly net assets, including assets applicable to APS. Columbia, at its discretion, may revise or discontinue this arrangement any time.

May 31, 2004 (Unaudited)


CUSTODY CREDITS
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

OTHER
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Fund paid $663 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $3,495,788 and $3,147,219, respectively.

NOTE 6. PREFERRED SHARES

The Fund currently has outstanding 564 APS. The APS are redeemable at the option of the Fund on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Fund.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

CONCENTRATION OF CREDIT RISK
The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated AAA by Moody's Investors Service, Inc. At May 31, 2004, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

                                             % OF TOTAL
INSURER                                      INVESTMENT
-------------------------------------------------------
MBIA Insurance Corp.                              41.4
Ambac Assurance Corp.                             15.7
Financial Security Assurance, Inc.                14.6
Financial Guaranty Insurance Corp.                 6.1

GEOGRAPHIC CONCENTRATION
The Fund has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the state of New York and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

INDUSTRY FOCUS
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

ISSUER FOCUS
As a non-diversified fund, the Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

May 31, 2004 (Unaudited)

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):


                                                  (UNAUDITED)
                                                  SIX MONTHS                                                         PERIOD
                                                     ENDED                  YEAR ENDED NOVEMBER 30,                  ENDED
                                                    MAY 31,   ---------------------------------------------------  NOVEMBER 30,
                                                     2004         2003         2002         2001         2000       1999 (a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $     15.89   $     15.64   $     15.78   $     14.93   $     14.24   $     14.33
                                               -----------   -----------   -----------   -----------   -----------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.54(b)       1.11(b)       1.16(b)(c)    1.18(b)       1.27(d)       0.02
Net realized and unrealized gain (loss) on investments,
   futures contracts and written options             (0.78)         0.28         (0.07)(c)      0.75          0.86         (0.08)
                                               -----------   -----------   -----------   -----------   -----------   -----------
   Total from Investment Operations                  (0.24)         1.39          1.09          1.93          2.13         (0.06)
                                               -----------   -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                           (0.04)        (0.08)        (0.12)        (0.25)        (0.33)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------
   Total from Investment Operations Applicable
     to Common Shareholders                          (0.28)         1.31          0.97          1.68          1.80         (0.06)
                                               -----------   -----------   -----------   -----------   -----------   -----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                           (0.50)        (1.06)        (1.11)        (0.83)        (0.93)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------
LESS SHARE TRANSACTIONS:
Offering costs--common shares                           --            --            --            --            --         (0.03)
Commission and offering costs--preferred shares         --            --            --            --         (0.18)           --
                                               -----------   -----------   -----------   -----------   -----------   -----------
   Total Share Transactions                             --            --            --            --         (0.18)        (0.03)
                                               -----------   -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                 $     15.11   $     15.89   $     15.64   $     15.78   $     14.93   $     14.24
                                               -----------   -----------   -----------   -----------   -----------   -----------
Market price per share-- common shares         $     13.85   $     15.65   $     15.86   $     14.60   $     14.63   $     15.06
                                               -----------   -----------   -----------   -----------   -----------   -----------
Total return-- based on market value--
   common shares (e)                                 (8.60)%(f)(g)  5.52%(f)     16.79%(f)      5.63%(f)      3.58%(f)      0.41%(g)
                                               -----------   -----------   -----------   -----------   -----------   -----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (h)(i)                                       0.86%(j)(k)   0.87%(j)      0.85%(j)      0.81%(j)      0.32%(j)      0.20%(k)
Net investment income before preferred
   stock dividend (h)(i)                              6.78%(k)      7.03%         7.38%(c)      7.49%         8.86%         5.20%(k)
Net investment income after preferred stock
   dividend (h)(i)                                    6.29%(k)      6.51%         6.62%(c)      5.91%         6.53%         5.20%(k)
Voluntary waiver/reimbursement (i)                    0.54%(k)      0.42%         0.39%         0.57%         0.18%           --
Portfolio turnover rate                                  8%(g)         5%           16%            4%           32%            0%(g)
Net assets, end of period
    (000's)--common shares                     $    24,382   $    25,633   $     25,17   $    25,363    $   23,996    $   22,873

(a)The Fund commenced investment operations on November 19, 1999. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the net investment income per share by $0.01, increase the net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 7.30% to 7.38% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.54% to 6.62%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Had the Investment Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the six months ended May 31, 2004 which had an impact of 0.01% and the year ended November 30, 2003 which had an impact of 0.02%.
(i)Ratios reflect average net assets available to common shares only.
(j)Ratios calculated using average net assets of the Fund, including the effect of custody credits, equals 0.55%, 0.55%, 0.55%, 0.52% and 0.20% for the six months ended May 31, 2004 and the years ended November 30, 2003, November 30, 2002, November 30, 2001 and November 30, 2000, respectively.
(k)Annualized.

ASSET COVERAGE REQUIREMENTS
                                                INVOLUNTARY
                                    ASSET       LIQUIDATING     AVERAGE
                  TOTAL AMOUNT    COVERAGE      PREFERENCE   MARKET VALUE
                   OUTSTANDING    PER SHARE      PER SHARE     PER SHARE
----------------------------------------------------------------------
05/31/04 *       $14,100,000      $68,230       $25,002       $25,000
11/30/03          14,100,000       70,449        25,002        25,000
11/30/02          14,100,000       69,636        25,003        25,000
11/30/01          14,100,000       69,970        25,003        25,000
11/30/00 **       14,100,000       67,545        25,014        25,000

*  Unaudited.
** On December 20, 1999, the Fund began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following Items listed on the Fund's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Fund had 1,613,722 common shares outstanding. The votes cast were as follows:

      PROPOSAL 1.

      ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------------------------------------------------------
      John J. Neuhauser                     1,512,958              27,825
      Patrick J. Simpson                    1,513,958              26,825
      Thomas C. Theobald                    1,513,958              26,825
      Anne-Lee Verville                     1,514,958              25,825
      Richard L. Woolworth                  1,514,976              25,807

On March 10, 2004, the record date of the Meeting, the Fund had 564 preferred shares outstanding. The votes cast were as follows:

      PROPOSAL 2.

      ELECTION OF TRUSTEES:                    FOR                WITHHELD
-----------------------------------------------------------------------------
      Douglas A. Hacker                        564                    0
      John J. Neuhauser                        564                    0
      Patrick J. Simpson                       564                    0
      Thomas E. Stitzel                        564                    0
      Thomas C. Theobald                       564                    0
      Anne-Lee Verville                        564                    0
      Richard L.Woolworth                      564                    0

DIVIDEND REINVESTMENT PLAN

COLONIAL NEW YORK INSURED MUNICIPAL FUND

Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by EquiServe (the "Plan Agent"), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under "Net Asset Value" in the Fund's prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent's fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe, by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

                       This page intentionally left blank.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial New York Insured Municipal Fund is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the fund.

Financial advisors who want additional information about the fund may speak to a representative at 800-426-3750.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial New York Insured Municipal Fund.

COLONIAL NEW YORK INSURED MUNICIPAL FUND            SEMIANNUAL REPORT

                                                 IY-03/059S-0504 (07/04) 04/1525

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial New York Insured Municipal Fund
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
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